Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares
Earnings per share [line items]
Profit	₨ 168,939	$ 2,027	₨ 674,522	₨ 1,257,945
Weighted average number of ordinary shares outstanding	183,033,950	183,033,950	182,803,189	182,468,672
Number of outstanding share option	6,329,187	6,329,187	6,972,978